Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (as defined in Item 402(v)) and performance.

			Average Summary Compensation Table Total for Non- PEO Named Executive Officers (NEOs) 1,4 (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers, 1,5 (e)

	Summary Compensation Table Total for Principal Executive Officer (PEO) (b) 1,2	Compensation Actually Paid to PEO 1,3 (c)			Value of Initial Fixed $100
Year (a)					Investment Based On:

						Peer Group		Non-GAAP
					Nasdaq Total	Total		Operating
					Shareholder	Shareholder	Net Income	Income
					Return (f)	Return 6 (g)	(millions) 7 (h)	(millions) 8 (i)

2022	$28,045,305	$25,888,844	$6,391,803	$6,467,133	$179	$123	$1,125	$1,820

2021	$19,965,893	$69,015,180	$3,411,044	$11,672,259	$202	$139	$1,187	$1,849

2020	$15,807,618	$31,960,132	$3,970,881	$7,136,488	$126	$125	$933	$1,530

1.  The Principal Executive Officer (PEO) for 2022 was Adena T. Friedman and the
non-PEO
NEOs for 2022 were Ann M. Dennison, Tal Cohen, P.C. Nelson Griggs, and Bradley J. Peterson. The PEO for 2021 was Adena T. Friedman and the
non-PEO
NEOs were Ann M. Dennison, Michael Ptasznik, Lauren B. Dillard, P.C. Nelson Griggs, and Bradley J. Peterson. The PEO for 2020 was Adena T. Friedman and the
non-PEO
NEOs were Michael Ptasznik, Lauren B. Dillard, P.C. Nelson Griggs, and Bradley J. Peterson.
Amounts in all tables and accompanying footnotes in this Pay Versus Performance section may not sum or calculate due to rounding.

2.  The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Friedman for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table.”

3.  The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Friedman, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Friedman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Ms. Friedman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Deduction for Reported Change in Actuarial Present Values a	Reported Value of Equity Awards	Total PEO Equity Award Adjustments b	Compensation Actually Paid to PEO

2022	$28,045,305	-	($22,378,805)	$ 20,222,344	$25,888,844

2021	$19,965,893	-	($12,864,768)	$ 61,914,055	$69,015,180

2020	$15,807,618	($ 98,334 )	($10,397,565)	$ 26,648,413	$31,960,132

a.  Adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine compensation actually paid. In this case, only a deduction was required, as there were no necessary additions for service costs.

b.  The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Total PEO Equity Award Adjustments
Year		Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Total PEO Equity Award Adjustments

2022	($22,378,805)	$23,483,481	($1,504,959)	($1,756,178)	$20,222,344

2021	($12,864,768)	$21,020,995	$17,855,764	$23,037,295	$61,914,055

2020	($10,397,565)	$16,488,944	$5,001,879	$5,157,589	$26,648,413

4. The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.

5.   The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Non-PEO NEO Equity Award Adjustments a	Average Compensation Actually Paid to Non- PEO NEOs

2022	$6,391,803	($4,491,942)	$4,567,271	$6,467,133

2021	$3,411,044	($1,620,868)	$9,882,083	$11,672,259

2020	$3,970,881	($1,963,950)	$5,129,557	$7,136,488

a.   The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Average Non-PEO NEO Equity Award Adjustments
Year		Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Average Non-PEO NEO Equity Award Adjustments

2022	($4,491,942)	$5,060,560	($232,106)	($261,183)	$4,567,271

2021	($1,620,868)	$2,648,502	$2,912,952	$4,320,629	$9,882,083

2020	($1,963,950)	$3,118,475	$1,145,958	$865,124	$5,129,557

6.   Represents the cumulative TSR for a custom peer group, as disclosed by Nasdaq for the purposes of Item 201(e) of Regulation
S-K.
Our custom peer group for 2022 is comprised of the following peer companies: ASX Limited, B3 S.A. - Brasil, Bolsa, Balcão, Bolsa Mexicana de Valores, S.A.B. de C.V., CBOE Global Markets, Inc., CME Group Inc., Deutsche Börse AG, Euronext N.V., Hong Kong Exchanges and Clearing Limited, Intercontinental Exchange, Inc., Japan Exchange Group, Inc., London Stock Exchange Group plc, Singapore Exchange Limited, and TMX Group Limited. Our custom peer group for the purposes of Item 201(e) of Regulation
S-K
for each of 2021 and 2020 was comprised of the same peer companies listed above.

7.   The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable year.

8.   The Company believes Non-GAAP Operating Income is the financial performance measure most closely linked to the calculation of compensation actually paid. Non-GAAP Operating Income is defined as set forth in footnote 1 of the “Corporate Objectives Performance vs. Goals” table on page 82 of this Proxy Statement. See also Annex A of this Proxy Statement for more information on adjustments to non-GAAP measures.

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote [Text Block]	The Principal Executive Officer (PEO) for 2022 was Adena T. Friedman and the
non-PEO
NEOs for 2022 were Ann M. Dennison, Tal Cohen, P.C. Nelson Griggs, and Bradley J. Peterson. The PEO for 2021 was Adena T. Friedman and the
non-PEO
NEOs were Ann M. Dennison, Michael Ptasznik, Lauren B. Dillard, P.C. Nelson Griggs, and Bradley J. Peterson. The PEO for 2020 was Adena T. Friedman and the
non-PEO
	NEOs were Michael Ptasznik, Lauren B. Dillard, P.C. Nelson Griggs, and Bradley J. Peterson
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR for a custom peer group, as disclosed by Nasdaq for the purposes of Item 201(e) of Regulation
S-K.
Our custom peer group for 2022 is comprised of the following peer companies: ASX Limited, B3 S.A. - Brasil, Bolsa, Balcão, Bolsa Mexicana de Valores, S.A.B. de C.V., CBOE Global Markets, Inc., CME Group Inc., Deutsche Börse AG, Euronext N.V., Hong Kong Exchanges and Clearing Limited, Intercontinental Exchange, Inc., Japan Exchange Group, Inc., London Stock Exchange Group plc, Singapore Exchange Limited, and TMX Group Limited. Our custom peer group for the purposes of Item 201(e) of Regulation
S-K
	for each of 2021 and 2020 was comprised of the same peer companies listed above
PEO Total Compensation Amount	$ 28,045,305	$ 19,965,893	$ 15,807,618
PEO Actually Paid Compensation Amount	$ 25,888,844	69,015,180	31,960,132
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO	Deduction for Reported Change in Actuarial Present Values a	Reported Value of Equity Awards	Total PEO Equity Award Adjustments b	Compensation Actually Paid to PEO

2022	$28,045,305	-	($22,378,805)	$ 20,222,344	$25,888,844

2021	$19,965,893	-	($12,864,768)	$ 61,914,055	$69,015,180

2020	$15,807,618	($ 98,334 )	($10,397,565)	$ 26,648,413	$31,960,132

a.  Adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine compensation actually paid. In this case, only a deduction was required, as there were no necessary additions for service costs.

b.  The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Total PEO Equity Award Adjustments
Year		Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Total PEO Equity Award Adjustments

2022	($22,378,805)	$23,483,481	($1,504,959)	($1,756,178)	$20,222,344

2021	($12,864,768)	$21,020,995	$17,855,764	$23,037,295	$61,914,055

2020	($10,397,565)	$16,488,944	$5,001,879	$5,157,589	$26,648,413

Non-PEO NEO Average Total Compensation Amount	$ 6,391,803	3,411,044	3,970,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,467,133	11,672,259	7,136,488
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Non-PEO NEO Equity Award Adjustments a	Average Compensation Actually Paid to Non- PEO NEOs

2022	$6,391,803	($4,491,942)	$4,567,271	$6,467,133

2021	$3,411,044	($1,620,868)	$9,882,083	$11,672,259

2020	$3,970,881	($1,963,950)	$5,129,557	$7,136,488

a.   The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodologies used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Average Non-PEO NEO Equity Award Adjustments
Year		Year End Fair Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Average Non-PEO NEO Equity Award Adjustments

2022	($4,491,942)	$5,060,560	($232,106)	($261,183)	$4,567,271

2021	($1,620,868)	$2,648,502	$2,912,952	$4,320,629	$9,882,083

2020	($1,963,950)	$3,118,475	$1,145,958	$865,124	$5,129,557

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s PEO and non-PEO
NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

• Non-GAAP Operating Income

• Non-GAAP Net Revenue

• ARR

• Non-GAAP Diluted EPS

Total Shareholder Return Amount	$ 179	202	126
Peer Group Total Shareholder Return Amount	123	139	125
Net Income (Loss)	$ 1,125,000,000	$ 1,187,000,000	$ 933,000,000
Company Selected Measure Amount	1,820,000,000	1,849,000,000	1,530,000,000
PEO Name	Adena T. Friedman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Non-GAAP Measure Description [Text Block]	The Company believes Non-GAAP Operating Income is the financial performance measure most closely linked to the calculation of compensation actually paid. Non-GAAP Operating Income is defined as set forth in footnote 1 of the “Corporate Objectives Performance vs. Goals” table on page 82 of this Proxy Statement. See also Annex A of this Proxy Statement for more information on adjustments to non-GAAP measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ARR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Diluted EPS
PEO [Member] | Reported Change in Actuarial Present Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (98,334)
PEO [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,378,805)	(12,864,768)	(10,397,565)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,222,344	61,914,055	26,648,413
PEO [Member] | Year End Fair Value of Equity Awards Granted During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,483,481	21,020,995	16,488,944
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,504,959)	17,855,764	5,001,879
PEO [Member] | Value of Awards Granted in Prior Years Vesting During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,756,178)	23,037,295	5,157,589
Non-PEO NEO [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,491,942)	(1,620,868)	(1,963,950)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,567,271	9,882,083	5,129,557
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,060,560	2,648,502	3,118,475
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(232,106)	2,912,952	1,145,958
Non-PEO NEO [Member] | Value of Awards Granted in Prior Years Vesting During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (261,183)	$ 4,320,629	$ 865,124